Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Mar. 01, 2014
Components of Cash, Cash Equivalents and Investments
The components of cash, cash equivalents and investments were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
As at March 1, 2014
Bank balances	$708	$—	$—	—	$708	$708	$—	$—
Bankers’ acceptances/Bearer deposit notes	392	—	—	—	392	332	60	—
Commercial paper	15	—	—	—	15	15	—	—
U.S. treasury bills/notes	879	—	—	—	879	253	626	—
Non-U.S. treasury bills/notes	480	—	—	—	480	241	239	—
Non-U.S. government sponsored enterprise notes	55	—	—	—	55	30	25	—
Corporate notes/bonds	4	—	—	—	4	—	—	4
Auction-rate securities	41	1	—	(6)	36	—	—	36
Other investments	89	—	—	—	89	—	—	89
	$2,663	$1	$—	$(6)	$2,658	$1,579	$950	$129
As at March 2, 2013
Bank balances	$431	$—	$—	$—	$431	$431	$—	$—
Money market funds	5	—	—	—	5	5	—	—
Bankers’ acceptances/Bearer deposit notes	114	—	—	—	114	114	—	—
Non-U.S. government promissory notes	50	—	—	—	50	50	—	—
Term deposits/certificates	157	—	—	—	157	132	25	—
Commercial paper	629	—	—	—	629	534	95	—
Non-U.S. treasury bills/notes	282	—	—	—	282	233	49	—
U.S. treasury bills/notes	619	—	—	—	619	—	602	17
U.S. government sponsored enterprise notes	156	—	—	—	156	10	146	—
Non-U.S. government sponsored enterprise notes	26	—	—	—	26	26	—	—
Corporate notes/bonds	217	1	—	—	218	14	186	18
Asset-backed securities	102	—	—	—	102	—	2	100
Auction rate securities	41	1	—	(6)	36	—	—	36
Other investments	50	—	—	—	50	—	—	50
	$2,879	$2	$—	$(6)	$2,875	$1,549	$1,105	$221

Realized Gains and Losses on Available-for-Sale Securities
Realized gains and losses on available-for-sale securities comprise the following:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Realized gains	$—	$11	$1
Realized losses	—	—	—
Net realized gains	$—	$11	$1

Contractual Maturities of Available-for-Sale Investments
The contractual maturities of available-for-sale investments as at March 1, 2014 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$1,821	$1,821
Due in one to five years	4	4
Due after five years	35	36
	$1,860	$1,861